DEBT AND CREDIT FACILITIES 5 (Details) $ in Millions	Dec. 31, 2015 USD ($)
Schedule Of Callable Long-term Debt [Line Items]
Callable Long-term Debt	$ 810
Callable Long term Debt Subject To Make Whole Provisions	12,638
Schedule Of Callable Long-term Debt, S D G E [Member]
Schedule Of Callable Long-term Debt [Line Items]
Callable Long-term Debt	517
Callable Long term Debt Subject To Make Whole Provisions	3,472
Schedule Of Callable Long-term Debt, So Cal Gas [Member]
Schedule Of Callable Long-term Debt [Line Items]
Callable Long-term Debt	8
Callable Long term Debt Subject To Make Whole Provisions	2,505
Schedule Of Callable Long-term Debt, Other Sempra Energy [Member]
Schedule Of Callable Long-term Debt [Line Items]
Callable Long-term Debt	285
Callable Long term Debt Subject To Make Whole Provisions	6,661
Schedule Of Callable Long-Term Debt, Otay Mesa Energy Center [Member]
Schedule Of Callable Long-term Debt [Line Items]
Callable Long-term Debt	$ 315